Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term debt
Schedule of Long-term Debt
				US dollar-denominated amount

In millions			Maturity			December 31,	2017	2016
Notes and debentures (1)
Canadian National series:
	-	3-year floating rate notes (2)	Nov. 14, 2017	US$	250		$-	$336
	5.85%	10-year notes (3)	Nov. 15, 2017	US$	250		-	336
	5.55%	10-year notes (3)	May 15, 2018	US$	325		409	436
	6.80%	20-year notes (3)	July 15, 2018	US$	200		251	269
	5.55%	10-year notes (3)	Mar. 1, 2019	US$	550		692	738
	2.75%	7-year notes (3)	Feb. 18, 2021				250	250
	2.85%	10-year notes (3)	Dec. 15, 2021	US$	400		503	537
	2.25%	10-year notes (3)	Nov. 15, 2022	US$	250		314	336
	7.63%	30-year debentures	May 15, 2023	US$	150		189	201
	2.95%	10-year notes (3)	Nov. 21, 2024	US$	350		440	470
	2.80%	10-year notes (3)	Sep. 22, 2025				350	350
	2.75%	10-year notes (3)	Mar. 1, 2026	US$	500		629	671
	6.90%	30-year notes (3)	July 15, 2028	US$	475		597	638
	7.38%	30-year debentures (3)	Oct. 15, 2031	US$	200		251	269
	6.25%	30-year notes (3)	Aug. 1, 2034	US$	500		629	671
	6.20%	30-year notes (3)	June 1, 2036	US$	450		566	604
	6.71%	Puttable Reset Securities PURSSM (3)	July 15, 2036	US$	250		314	336
	6.38%	30-year debentures (3)	Nov. 15, 2037	US$	300		377	403
	3.50%	30-year notes (3)	Nov. 15, 2042	US$	250		314	336
	4.50%	30-year notes (3)	Nov. 7, 2043	US$	250		314	336
	3.95%	30-year notes (3)	Sep. 22, 2045				400	400
	3.20%	30-year notes (3)	Aug. 2, 2046	US$	650		817	872
	3.60%	30-year notes (3)	Aug. 1, 2047				500	-
	4.00%	50-year notes (3)	Sep. 22, 2065				100	100

Illinois Central series:
	7.70%	100-year debentures	Sep. 15, 2096	US$	125		157	168
BC Rail series:
	Non-interest bearing 90-year subordinated notes (4)		July 14, 2094				842	842
Total notes and debentures							$10,205	$10,905
Other
Commercial paper							955	605
Accounts receivable securitization							421	-
Capital lease obligations							158	344
Total debt, gross							11,739	11,854
Net unamortized discount and debt issuance costs (4)							(911)	(917)
Total debt (5)							10,828	10,937
Less: Current portion of long-term debt							2,080	1,489
Total long-term debt							$8,748	$9,448

(1)	The Company's notes and debentures are unsecured.
(2)	This floating rate note bore interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.17%. The interest rate as at the date of maturity of this floating rate note was 1.48% (December 31, 2016 - 1.07%).
(3)	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(4)	As at December 31, 2017, these notes were recorded as a discounted debt of $11 million (2016 - $10 million) using an imputed interest rate of 5.75% (2016 - 5.75%). The discount of $831 million (2016 - $832 million) is included in Net unamortized discount and debt issuance costs.
(5)	See Note 17 - Financial instruments for the fair value of debt.

Schedule of Issuances and Repayments of Commercial Paper
In millions	Year ended December 31,	2017	2016	2015
Issuances of commercial paper		$4,539	$3,656	$2,624
Repayments of commercial paper		(4,160)	(3,519)	(2,173)
Net issuance of commercial paper		$379	$137	$451

Schedule of Long-term Debt Maturities
In millions	Capital leases	Debt (1)	Total
2018 (2)	$44	$2,036	$2,080
2019	10	684	694
2020	15	-	15
2021	6	747	753
2022	2	308	310
2023 and thereafter	81	6,895	6,976
Total	$158	$10,670	$10,828

(1) Presented net of unamortized discounts and debt issuance costs.
(2) Current portion of long-term debt.

Schedule of US Dollar-Denominated Debt
In millions	December 31,		2017		2016
Notes and debentures		US$	6,175	US$	6,675
Commercial paper			760		451
Accounts receivable securitization			80		-
Capital lease obligations			46		158
Total amount of US dollar-denominated debt in US$		US$	7,061	US$	7,284
Total amount of US dollar-denominated debt in C$			$8,876		$9,780